Lease obligations - Lease payments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	$ 1,080,605
Interest component	262,400
Lease obligations	818,205
2025
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	168,554
Interest component	48,592
Lease obligations	119,962
2026
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	141,732
Interest component	42,146
Lease obligations	99,586
2027
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	122,035
Interest component	35,975
Lease obligations	86,060
2028
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	116,342
Interest component	29,632
Lease obligations	86,710
2029
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	109,387
Interest component	23,138
Lease obligations	86,249
Thereafter
Disclosure Of Maturity Analysis Of Lease Payments [Line Items]
Lease payments	422,555
Interest component	82,917
Lease obligations	$ 339,638